September  30,  2000

annual

report

Calvert  capital
accumulation  fund

Table
of
Contents
President's  Letter
1
Social  Update
2
Portfolio
Manager  Remarks
3
Report  of  Independent  Public  Accountants
6
Statement
of  Net  Assets
7
Statement
of  Operations
10
Statements
of  Changes  in
Net  Assets
11
Notes  to
Financial  Statements
13
Financial  Highlights
17

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Social
Update

The  Calvert  Social  Index
As a leader in socially responsible investing we have for some time recognized the market's need for a passively constructed Index of social companies. In May, we created the Calvert Social Index , a broad-based, rigorously constructed benchmark for measuring the performance of the largest of those U.S.-based companies that meet our social criteria. Now, the real time performance of the Index is being distributed through the Chicago Board of Trade and is available through news agencies, financial services companies and brokerage firms. The Calvert Social Index scrutinizes each of the 1,000 largest companies in the U.S., representing stocks listed on the NYSE and NASDAQ-AMEX. The Index includes companies that stand out positively in their environmental policies, actively hire and promote minorities and women, provide a safe and healthy workplace, and produce safe and healthy products. By giving the public a closer look at the social practices of the Index companies, we are providing guidelines and helping companies strive toward a higher level of social responsibility. To obtain details on the Calvert Social Index go to www.calvert.com.

www.calvert.com Chosen Among the "Top 20 Best in Mutual Funds" Industry Our web site has been chosen as one of this year's "Top 20 Web Sites Among Mutual Funds," according to a study conducted by kasina, LLC, a New York e-business consulting firm. The study evaluated over 421 mutual fund company Web sites, noting that "[t]he high point of [Calvert's] site is the Know What You Own search feature, which allows investors to see the top holdings of a selected fund and to see their characteristics in terms of ethics and good corporate citizenship. This is a unique feature not found on any other Web site." Other notable interactive features that placed us among the top include the Advisor Finder Service, the Socially Responsible Company Profiles in the Calvert Social Index, and a SRI Timeline.

Proxy  Analysis  and  Voting  Intentions
We will make public our proxy analysis and voting intentions for Social Index companies. We will review each Index company's individual proxy and publish the Index's position on issues relating to its social criteria, along with the rationale, on our Web site, www.calvert.com, beginning in the 2001 proxy season.

Ed  Brown
of  Brown  Capital  Management  Company

How  did  the  Fund  perform  against  its  benchmark?
For the year ended September 30, 2000, the Calvert Capital Accumulation Fund's Class A shares returned 42.91%, slightly underperforming the S&P Midcap 400 Index at 43.22%. The modest under-performance can be attributed to the Portfolio's composition in which we were underweighted in the Utilities and Energy sectors. Our bottoms-up process, which seeks to identify companies with solid prospective revenue and earnings growth, led to the underweight position in those two sectors.

How  was  Fund  performance  influenced  by  market  and  economic  events?
The U.S. stock market recorded an above average annual total return, particularly in mid caps. The economic backdrop was generally favorable, highlighted by very strong economic growth and a decline in the five year Treasury yield, which occurred after rates peaked in January 2000. Sectors responsible for fueling the significant increase in mid cap stocks included
Technology,  Health  Care,  Utilities,  and  Energy.

When discussing market concerns, investment strategists seem to point to what is widely known now as the four E's - the election, energy, Euro, and earnings. With respect to the election, we believe that the outcome and its impact on the markets, while interesting, is largely psychological. As long as monetary policy remains focused on sustaining growth and controlling inflation,

Portfolio  Statistics
September  30,  2000
Investment  Performance

                                                6 Months            12 Months
                                                  ended                 ended
                                                 9/30/00              9/30/00
Class  A                                           16.40%              42.91%
Class  B                                           15.99%              41.84%
Class  C                                           16.02%              41.91%
Class  I                                           16.84%              44.25%
S&P  Midcap  400
Index  TR                                           8.45%              43.22%
Lipper  Mid-Cap  Growth
Funds  Average                                     (3.43%)             63.86%
Ten  Largest  Stock  Holdings

                                                              % of Net Assets

Guidant  Corp.                                                           3.2%
USA  Education,  Inc.                                                    3.2%
AFLAC,  Inc.                                                             2.9%
Biomet,  Inc.                                                            2.9%
Kohls  Corp.                                                             2.8%
Catalina  Marketing  Corp.                                               2.8%
Altera  Corp.                                                            2.8%
Sanmina  Corp.                                                           2.7%
Health  Management
     Associates,  Inc.                                                   2.7%
BISYS  Group,  Inc.                                                      2.7%
Total                                                                   28.7%
Asset  Allocation

Stocks                                                                    97%
Cash  or  Cash  Equivalents                                                3%
Total                                                                    100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source:  Lipper  Analytical  Services,  Inc.

market prospects should remain sanguine. The other E's, however, are much more meaningful.

Energy prices, as measured by crude oil prices per barrel, increased to almost $38 per barrel, whereas just two years ago, crude oil was only $11 per barrel. Add to that the fuel consumption and transportation costs incurred by other companies that sell goods and services, and fuel costs understandably rose significantly. Sustained increases in energy prices, therefore, could clearly have a negative impact on our economy.

When the Euro began trading in January 1999, its value approached $1.20. Most recently, trading at about $0.87, the Euro's weakness has been a part of the reason why the final E, earnings, seems to be of greater concern to the marketplace. When large multinationals consolidate their European subsidiaries, the weaker Euro means less U.S. dollar-denominated revenue and earnings. For European consumers, it means less purchasing power for U.S.-exported goods and services.

Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                              36.14%
Five  year                                                             16.02%
Since  inception                                                       20.51%
(10/31/94)

                                                               Class B Shares
One  year                                                              36.84%
Since  inception                                                       14.31%
(4/1/98)

                                                               Class C Shares
One  year                                                              40.91%
Five  year                                                             16.05%
Since  inception                                                       20.57%
(10/31/94)


                                                               Class I Shares
One  year                                                              44.25%
Since  inception                                                       25.74%
(3/1/99)

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

What  is  your  general  outlook  for  equity  markets?
In spite of these four E's, we still expect this economic expansion, now the longest sustained expansion in the last 100 years, to continue. Should the expansion hold, the U.S. will be well into its tenth year of uninterrupted economic growth. We expect the stock market to continue its growth-only at more modest return levels when compared to the past several years. A 10-12% return in stocks and a 5-6% return in bonds, in line with historical averages, is realistic.

October  30,  2000

Portfolio  Statistics
September  30,  2000
Portfolio  Characteristics
                                                  Capital                 S&P
                                             Accumulation          Midcap 400
                                                     Fund               index
Number  of  Stocks                                     46                 400
Median  Market
Capitalization  ($bil)                                7.4                 3.3
(by  portfolio  weight)
Price/Earnings
Ratio                                               35.85               26.60

Earnings  Per  Share
Growth                                              25.15%             19.56%

Yield                                                0.28%              1.00%
(return on capital investment)
Volatility  Measures
                                                  Capital                 S&P
                                             Accumulation          Midcap 400
                                                     Fund               index
Beta1                                                0.93                0.75
R-Squared2                                           0.60                0.49

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the Fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.
Source:  Vestek

Report  of  Independent  Public  Accountants


To the Board of Directors of Calvert World Values Fund, Inc. and Shareholders of Calvert Capital Accumulation Fund:

We have audited the accompanying statement of net assets of Calvert Capital Accumulation Fund, (one of the portfolios comprising The Calvert World Values Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period ended September 30, 1999 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Capital Accumulation Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
November  15,  2000

Statement  of  Net  Assets
September  30,  2000

Equity  Securities  -  97.0%                      Shares                Value
Air  Freight  -  1.2%
Fritz  Co.'s,  Inc.*                             172,700           $2,072,400

Communications  Equipment  -  1.7%
ADC  Telecommunications,  Inc.*                  110,200            2,963,347

Computers  -  Software  &  Services  -  10.1%
Advent  Software,  Inc.*                          39,200            2,739,100
Amdocs,  Ltd.*                                    34,900            2,176,887
Compuware  Corp.*                                394,300            3,302,263
Network  Associates,  Inc.*                      121,200            2,742,150
Rational  Software  Corp.*                        56,800            3,940,500
Transaction  Systems  Architects,  Inc.*         156,400            2,541,500
                                                                   17,442,400

Distributors  -  Food  &  Health  -  2.6%
Cardinal  Health,  Inc.                           51,325            4,526,223

Electrical  Equipment  -  7.1%
Flextronics  International  Ltd.*                 39,700            3,260,362
Sanmina  Corp.*                                   50,200            4,699,975
Solectron  Corp.*                                 93,300            4,303,463
                                                                   12,263,800

Electronics  -  Semiconductors  -  9.4%
Altera  Corp.*                                   100,000            4,775,000
Atmel  Corp.*                                    199,300            3,026,869
Conexant  Systems,  Inc.*                         67,229            2,815,214
Vitesse  Semiconductor  Corp.*                    36,500            3,246,219
Xilinx,  Inc.*                                    26,500            2,269,062
                                                                   16,132,364

Financial  -  Diversified  -  3.2%
USA  Education,  Inc.                            113,900            5,488,556

Healthcare  -  Hospital  Management  -  2.7%
Health  Management  Associates,  Inc.*           224,600            4,674,488

Healthcare  -  Medical  Products  &  Supplies  -  7.5%
ALZA  Corp.*                                      28,200            2,439,300
Biomet,  Inc.                                    140,500            4,917,500
Guidant  Corp.*                                   78,236            5,530,307
                                                                   12,887,107

Healthcare  -  Special  Services  -  3.8%
Covance,  Inc.*                                  236,900            1,939,619
Omnicare,  Inc.                                  167,500            2,700,937
Quintiles  Transnational  Corp.*                 122,100            1,945,969
                                                                    6,586,525

Equity  Securities  -  Cont'd                     Shares                Value
Housewares  -  2.4%
Newell  Rubbermaid,  Inc.                        181,400           $4,138,188

Insurance  -  Life  &  Health  -  2.9%
AFLAC,  Inc.                                      79,000            5,060,938

Investment  Banking/Brokers  -  2.5%
Legg  Mason,  Inc.                                74,400            4,324,500

Investment  Management  -  4.8%
Franklin  Resources,  Inc.                        89,965            3,997,145
T.  Rowe  Price  Associates                       88,900            4,172,744
                                                                    8,169,889

Leisure  Time  Products  -  1.7%
Harley-Davidson,  Inc.                            61,700            2,953,887

Manufacturing  -  Specialized  -  2.3%
Jabil  Circuit,  Inc.*                            68,900            3,910,075

Oil  &  Gas  -  Drilling  &  Equipment  -  2.0%
Smith  International,  Inc.*                      42,700            3,482,719

Power  Producers  -  Independent  -  1.8%
AES  Corp.*                                       44,400            3,041,400

Retail  -  Building  Supplies  -  2.4%
Fastenal  Co.                                     70,100            4,039,512

Retail  -  Department  Stores  -  2.8%
Kohls  Corp.*                                     84,500            4,874,594

Retail  -  Discounters  -  4.3%
Dollar  General  Corp.                           200,595            3,359,966
Dollar  Tree  Stores,  Inc.*                      99,050            4,017,716
                                                                    7,377,682

Retail  -  Specialty  -  1.0%
Staples,  Inc.*                                  116,500            1,652,844

Services  -  Advertising  &  Marketing  -  4.9%
Acxiom  Corp.*                                   112,300            3,565,525
Catalina  Marketing  Corp.*                      128,000            4,816,000
                                                                    8,381,525

Services  -  Data  Process  -  7.3%
BISYS  Group,  Inc.*                              58,700            4,538,244
Fiserv,  Inc.*                                    62,150            3,721,231
Paychex,  Inc.                                    80,875            4,245,937
                                                                   12,505,412

Services  -  Employment  -  2.3%
Robert  Half  International,  Inc.*              114,100            3,957,844

Equity  Securities  -  Cont'd                     Shares                Value
Telephone  -  2.3%
CenturyTel,  Inc.                                144,000           $3,924,000

  Total Equity Securities (Cost $131,250,644)                     166,832,219

                                               Principal
Repurchase  Agreements  -  5.0%                   Amount
State  Street,  6.50%,  dated  9/29/00,  due  10/2/00
  (Collateral: $8,740,000 FHLB 6.75%, 2/1/02) $8,600,000            8,600,000

     Total  Repurchase  Agreements  (Cost  $8,600,000)              8,600,000

Variable  Rate  Demand  Notes  -  0.6%
R.M.  Greene,  Inc.,  6.60%,  5/1/30           1,000,000            1,000,000

  Total Variable Rate Demand Notes (Cost $1,000,000)                1,000,000

          Total Investments (Cost $140,850,644)  -  102.6%        176,432,219
          Other  assets  and liabilities, net - (2.6%)            (4,480,382)
          Net  Assets  -  100%                                   $171,951,837


Net  Assets  Consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  common  stock,
     250,000,000  shares  of  $0.01  par  value  authorized  for  Class  A,
      Class  B,  Class  C  and  Class  I  combined:
          Class  A:  3,898,102  shares  outstanding               $90,933,593
          Class  B:  463,378  shares  outstanding                  12,967,253
          Class  C:  399,355  shares  outstanding                   9,620,787
          Class  I:  2,943  shares  outstanding                     (946,859)
Accumulated  net  realized  gain  (loss) on investments            23,795,488
Net unrealized appreciation (depreciation) on investments          35,581,575

          Net  Assets                                            $171,951,837


Net  Asset  Value  Per  Share
Class  A  (based  on  net  assets  of  $141,638,873)                   $36.34
Class  B  (based  on  net  assets  of  $16,435,106)                    $35.47
Class  C  (based  on  net  assets  of  $13,769,406)                    $34.48
Class  I  (based  on  net  assets  of  $108,452)                       $36.84



     *     Non  income  producing.

Abbreviations:
FHLB:  Federal  Home  Loan  Bank

See  notes  to  financial  statements.

Statement  of  Operations
 Year  Ended  September  30,  2000

Net  Investment  Income
Investment  Income:
     Dividend  income                                                $469,315
     Interest  income                                                 132,561
          Total  investment  income                                   601,876

Expenses:
     Investment  advisory  fee                                        933,501
     Transfer  agency  fees  and  expenses                            459,546
     Distribution  Plan  expenses:
          Class  A                                                    410,308
          Class  B                                                    124,175
          Class  C                                                    110,011
     Directors'  fees  and  expenses                                   22,575
     Administrative  fees                                             354,590
     Custodian  fees                                                   28,406
     Registration  fees                                                39,906
     Reports  to  shareholders                                         54,953
     Professional  fees                                                18,663
     Miscellaneous                                                     16,265
          Total  expenses                                           2,572,899
          Reimbursement  from  Advisor:
               Class  I                                              (10,156)
          Fees  paid  indirectly                                    (191,926)
               Net  expenses                                        2,370,817

                    Net  Investment  Income  (Loss)               (1,768,941)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                        26,901,810
Change  in  unrealized  appreciation  or  (depreciation)           26,119,068

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                        53,020,878

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                   $51,251,937


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                              Year Ended           Year Ended
                                           September 30,        September 30,
Increase  (Decrease)  in  Net  Assets            2000                    1999
Operations:
     Net  investment  income  (loss)         ($1,768,941)        ($1,612,851)
     Net  realized  gain  (loss)              26,901,810            1,270,247
     Change  in  unrealized  appreciation
          or  (depreciation)                  26,119,068           11,231,435

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations         51,251,937           10,888,831

Distributions  to  shareholders  from
     Net  realized  gain:
          Class  A  Shares                    (1,975,944)        (10,557,812)
          Class  B  Shares                      (198,177)           (596,624)
          Class  C  Shares                      (189,403)           (970,417)
          Class  I  Shares                       (52,081)                   -
     Total  distributions                     (2,415,605)        (12,124,853)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                    27,659,971           47,089,845
          Class  B  Shares                     4,313,448            6,983,555
          Class  C  Shares                     3,447,525            4,076,502
          Class  I  Shares                       723,771            2,940,985
     Reinvestment  of  distributions:
          Class  A  Shares                     1,871,628           10,000,529
          Class  B  Shares                       180,280              532,729
          Class  C  Shares                       166,227              903,502
          Class  I  Shares                        52,080                    -
     Shares  redeemed:
          Class  A  Shares                   (30,374,363)        (29,009,734)
          Class  B  Shares                    (1,664,171)           (926,168)
          Class  C  Shares                    (2,524,971)         (2,363,013)
          Class  I  Shares                    (4,256,484)           (399,031)
     Total  capital  share  transactions        (405,059)          39,829,701

Total Increase (Decrease) in Net Assets       48,431,273           38,593,679

Net  Assets
Beginning  of  year                          123,520,564           84,926,885
End  of  year                               $171,951,837         $123,520,564


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets
                                              Year Ended           Year Ended
                                           September 30,        September 30,
Capital  Share  Activity                        2000                  1999
Shares  sold:
     Class  A  Shares                            893,265            1,692,297
     Class  B  Shares                            143,638              253,225
     Class  C  Shares                            118,272              152,204
     Class  I  Shares                             23,299              112,142
Reinvestment  of  distributions:
     Class  A  Shares                             65,145              371,631
     Class  B  Shares                              6,392               19,988
     Class  C  Shares                              6,062               34,884
     Class  I  Shares                              1,801                    -
Shares  redeemed:
     Class  A  Shares                         (1,021,910)         (1,054,042)
     Class  B  Shares                            (57,603)            (33,240)
     Class  C  Shares                            (89,392)            (88,528)
     Class  I  Shares                           (120,147)            (14,152)
Total  capital  share  activity                  (31,178)           1,446,409

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Capital Accumulation Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the
securities'  market  maker.   Other  securities  and  assets  for  which  market
quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase  Agreements:  The  Fund  may  enter  into  repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in  proportion  to  their  relative  net  assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ
from   generally   accepted   accounting   principles;  accordingly,   periodic
reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement  is  an  alternative  to  overnight  investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .65% of the Fund's average daily net assets. Under the terms of the agreement, $123,975 was payable at year end.
The Advisor contractually reimbursed the Fund for expenses of $10,156 for the year ended September 30, 2000.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of .25%
for Class A, Class B and Class C and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $35,195 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I Shares do not have Distribution
Plan  expenses.  Under  the  terms of the agreement,      $64,813 was payable at
year  end.

The Distributor received $73,252 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2000. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CSSI received a fee of $135,990 for the year ended September 30, 2000. Under the terms of the agreement, $10,684 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Directors' fees are allocated to each of the funds in the series that are served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were $161,005,869 and $159,114,084, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized
appreciation  aggregated     $35,581,575,  of  which  $40,516,784  related  to
appreciated securities and $4,935,209 related to depreciated securities. Note D - Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Tax  Information  (Unaudited)
The Fund designates $2,415,605 as 20% capital gain dividends paid during the taxable year ended September 30, 2000.

Financial  Highlights
                                                           Years  Ended
                                           September 30,        September 30,
Class  A  Shares                               2000                 1999
Net  asset  value,  beginning                     $25.88               $25.43
Income  from  investment  operations
     Net  investment  income  (loss)                (.32)               (.32)
     Net realized and unrealized gain (loss)       11.29                 4.25
          Total  from  investment  operations      10.97                 3.93
Distributions  from
     Net  realized  gain                           (0.51)              (3.48)
          Total  distributions                     (0.51)              (3.48)
Total increase (decrease) in net asset value       10.46                  .45
Net  asset  value,  ending                        $36.34               $25.88

Total  return*                                     42.91%              14.91%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (1.12%)            (1.26%)
     Total  expenses                                1.67%               1.73%
     Expenses  before  offsets                      1.67%               1.73%
     Net  expenses                                  1.54%               1.58%
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)           $141,639             $102,508


                                                          Years Ended
                               September 30,    September 30,   September 30,
Class  A  Shares                     1998            1997            1996
Net  asset  value,  beginning         $27.21           $22.55          $21.48
Income  from  investment  operations
   Net investment income (loss)         (.25)            (.25)          (.24)
   Net realized and unrealized gain (loss)
                                         .96             4.91            1.88
   Total from investment operations      .71             4.66            1.64
Distributions  from
     Net  investment  income           (2.49)               -               -
     Net  realized  gain                   -                -           (.57)
          Total  distributions         (2.49)               -           (.57)
Total increase (decrease) in net asset value
                                       (1.78)            4.66            1.07
Net  asset  value,  ending            $25.43           $27.21          $22.55

Total  return*                          3.37%           20.67%          7.92%
Ratios  to  average  net  assets:
     Net investment income (loss)      (1.08%)          (1.09%)       (1.56%)
     Total  expenses                    1.74%            1.91%          2.16%
     Expenses  before  offsets          1.74%            1.91%          2.16%
     Net  expenses                      1.61%            1.85%          1.98%
Portfolio  turnover                       77%             126%           114%
Net assets, ending (in thousands)    $75,068          $54,751         $39,834

Financial  Highlights
                                               Periods Ended
                              September 30,     September 30,   September 30,
Class  B  Shares                  2000               1999          1998  #
Net  asset  value,  beginning        $25.46            $25.28          $28.39
Income from investment operations
     Net investment income (loss)      (.52)             (.41)          (.16)
     Net realized and unrealized gain (loss)
                                      11.04              4.07          (2.95)
     Total from investment operations 10.52              3.66          (3.11)
Distributions  from
     Net  realized  gain               (.51)            (3.48)              -
          Total  distributions         (.51)            (3.48)              -
Total  increase  (decrease) in net asset value
                                      10.01               .18          (3.11)
Net  asset  value,  ending           $35.47            $25.46          $25.28

Total  return*                        41.84%            13.85%       (10.95)%
Ratios  to  average  net  assets:
     Net  investment  income (loss)   (1.88%)           (2.11%)   (2.62%) (a)
     Total  expenses                   2.49%             2.67%      3.57% (a)
     Expenses  before  offsets         2.49%             2.67%      3.31% (a)
     Net  expenses                     2.30%             2.42%      3.01% (a)
Portfolio  turnover                     116%               88%            77%
Net assets, ending (in thousands)   $16,435            $9,445          $3,311

Financial  Highlights
                                                       Years Ended
                                           September 30,        September 30,
Class  C  Shares                               2000                 1999
Net  asset  value,  beginning                     $24.76               $24.63
Income  from  investment  operations
     Net  investment  income  (loss)                (.50)               (.51)
     Net realized and unrealized gain (loss)       10.73                 4.12
          Total  from  investment  operations      10.23                 3.61
Distributions  from
     Net  realized  gain                            (.51)              (3.48)
          Total  distributions                      (.51)              (3.48)
Total increase (decrease) in net asset value        9.72                  .13
Net  asset  value,  ending                        $34.48               $24.76

Total  return*                                     41.91%              14.02%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (1.87%)            (2.04%)
     Total  expenses                                2.47%               2.56%
     Expenses  before  offsets                      2.47%               2.56%
     Net  expenses                                  2.29%               2.35%
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)            $13,769               $9,021


                                                        Years Ended
                               September 30,    September 30,   September 30,
Class  C  Shares                   1998             1997             1996
Net asset value, beginning            $26.64           $22.34          $21.55
Income  from  investment  operations
  Net investment income (loss)          (.40)            (.47)          (.55)
  Net realized and unrealized gain (loss)
                                         .88             4.77            1.91
    Total from investment operations     .48             4.30            1.36
Distributions  from
     Net  investment  income               -                -               -
     Net  realized  gain               (2.49)               -           (.57)
          Total  distributions         (2.49)               -           (.57)
Total increase (decrease) in net asset value
                                       (2.01)            4.30             .79
Net  asset  value,  ending            $24.63           $26.64          $22.34

Total  return*                          2.52%           19.25%          6.56%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)   (1.98%)          (2.30%)       (2.82%)
     Total  expenses                    2.75%            3.11%          3.42%
     Expenses  before  offsets          2.75%            3.11%          3.42%
     Net  expenses                      2.50%            3.05%          3.24%
Portfolio  turnover                       77%             126%           114%
Net assets, ending (in thousands)     $6,548           $4,184          $3,164

Financial  Highlights
                                                       Periods Ended
                                           September 30,        September 30,
CLASS  I  SHARES                                2000                  1999^
Net  asset  value,  beginning                     $25.99               $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                (.12)               (.08)
     Net realized and unrealized gain (loss)       11.48                (.11)
          Total  from  investment  operations      11.36                (.19)
Distributions  from
     Net  realized  gain                            (.51)                   -
          Total  distributions                      (.51)                   -
Total increase (decrease) in net asset value       10.85                (.19)
Net  asset  value,  ending                        $36.84               $25.99

Total  return*                                     44.25%              (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (0.39%)         (.50%) (a)
     Total  expenses                                1.20%           1.24% (a)
     Expenses  before  offsets                       .86%            .85% (a)
     Net  expenses                                   .80%            .80% (a)
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)               $108               $2,547

(a)     Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
#     From  April  1,  1998  inception.
^     From  March  1,  1999  inception.

Calvert  Capital
Accumulation
Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt
Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable
Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund



     printed  on  recycled  paper
     using  soy-based  inks

September  30,  2000

annual

report

Calvert  World  values
international  equity
fund

Table
of
ContentsPresident's  Letter
1
Social  Update
2
Portfolio
Manager  Remarks
3
Report  of  Independent  Public  Accountants
7
Schedule  of  Investments
8
Statement
of  Assets  and  Liabilities
12
Statement
of  Operations
13
Statements
of  Changes  in
Net  Assets
14
Notes  to
Financial  Statements
16
Financial  Highlights
20

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Social
Update

The  Calvert  Social  Index
As a leader in socially responsible investing we have for some time recognized the market's need for a passively constructed Index of social companies. In May, we created the Calvert Social Index , a broad-based, rigorously constructed benchmark for measuring the performance of the largest of those U.S.-based companies that meet our social criteria. Now, the real time performance of the Index is being distributed through the Chicago Board of Trade and is available through news agencies, financial services companies and brokerage firms. The Calvert Social Index scrutinizes each of the 1,000 largest companies in the U.S., representing stocks listed on the NYSE and NASDAQ-AMEX. The Index includes companies that stand out positively in their environmental policies, actively hire and promote minorities and women, provide a safe and healthy workplace, and produce safe and healthy products. By giving the public a closer look at the social practices of the Index companies, we are providing guidelines and helping companies strive toward a higher level of social responsibility. To obtain details on the Calvert Social Index go to www.calvert.com.

www.calvert.com Chosen Among the "Top 20 Best in Mutual Funds" Industry Our web site has been chosen as one of this year's "Top 20 Web Sites Among Mutual Funds," according to a study conducted by kasina, LLC, a New York e-business consulting firm. The study evaluated over 421 mutual fund company Web sites, noting that "[t]he high point of [Calvert's] site is the Know What You Own search feature, which allows investors to see the top holdings of a selected fund and to see their characteristics in terms of ethics and good corporate citizenship. This is a unique feature not found on any other Web site." Other notable interactive features that placed us among the top include the Advisor Finder Service, the Socially Responsible Company Profiles in the Calvert Social Index, and a SRI Timeline.

Andrew  Preston
of  Murray  Johnstone  International

How  did  the  Fund  perform  relative  to  its  benchmark?
The year ending September 30, 2000 got off to a strong start but saw those gains eroded in the correction that markets experienced through 2000. By the end of the year, the return on the Fund's Class A shares was 3.36%, while the MSCI EAFE Index returned 3.42%.
What were the driving forces behind market performance in the past 12 months? The final quarter of 1999 was dominated by preparations for the feared "Y2K". With concerns that failed computer chips would affect everything from air traffic control systems to personal stereos, great efforts were taken to ensure that equipment was able to cope. This led to an investment and retail boom as old equipment was replaced in the months preceding the end of the year.
The new year opened with markets correcting in several regions. Wall Street succumbed to the extreme levels of some valuations and the international markets experienced the same phenomenon. "New economy" stocks focusing on technology, media and telecommunications (TMT) fell back, but when confidence was restored these companies led the recovery. However, there were signs late in March that investors were beginning to realize profits in their TMT stocks and rebalance their portfolios to include some "old economy" companies that were beginning to look attractive.

Portfolio  Statistics
September  30,  2000
Investment  Performance

                  6 Months     12 Months
                     ended         ended
                   9/30/00       9/30/00
Class  A           (12.78%)        3.36%
Class  B           (13.29%)        2.28%
Class  C           (13.23%)        2.41%
Class  I           (12.51%)        4.10%
MSCI  EAFE
Index  GD          (11.60%)        3.42%
Lipper  International
Funds  Average     (12.37%)       10.76%
Ten  Largest  Stock  Holdings
                         % of Net Assets
Telenorte  Leste  Participacoes     3.2%
Tomra  Systems  ASA                 2.8%
Telecom  Italia  Mobile             2.6%
Telefons  de  Mexico                2.2%
Marsholtek  Lauten  AG              2.2%
Cap  Gemini                         2.0%
West  Japan  Railway  Co.           2.0%
Allied  Irish  Banks  plc           1.8%
Elsevier  NV                        1.7%
Kyocera  Corp.                      1.7%
Total                              22.2%
Asset  Allocation

Stocks                               82%
Bonds                                 4%
Cash  &  Cash  Equivalents           14%
                                    100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

GD  represents  gross  dividends.

Source:  Lipper  Analytical  Services,  Inc.

Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                          Class A Shares
One  year                        (1.53%)
Five  year                         8.61%
Since  inception                   8.37%
(7/2/92)

                          Class B Shares
One  year                        (2.67%)
Since  inception                   1.97%
(4/1/98)

                          Class C Shares
One  year                          1.42%
Five  year                         8.55%
Since  inception                   6.41%
(3/1/94)


                          Class I Shares
One  year                          4.10%
Since  inception                   9.15%
(3/1/99)


Mixed messages on growth and interest rates were key features of the second quarter. For the first time in several months a cooling of activity in the US economy allowed the Federal Reserve Board to leave rates unchanged in June, after raising them in May. With growth in Europe picking up, analysts increased their forecasts for GDP for 2000 from 2.5% to 3.5%.
The third quarter saw a sharp correction in the international markets precipitated by the runaway price of oil which at one point threatened to breach $40 per barrel. The high level of global activity and demand drove the price increase at a time when supply was tight -- with implications for markets and financial assets. Most importantly, global liquidity deteriorated as more funds were channeled to the oil producing nations. As manufacturers attempted to pass on the higher costs to customers, the threat of inflation increased.
With the peak in global activity, the third quarter saw an increase in the number of

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. Past performance is no guarantee of future results.

companies posting warnings on earnings that sent shudders through the entire sector. Although activity and earnings remain positive, optimism was dented and companies from telephone operators and infrastructure suppliers to component makers saw their share prices drop.
Also in the background, throughout this period, was the continuing decline of the Euro, caused by unusually large portfolio flows and direct investment in US assets by companies in the Euro bloc. These flows were running at record levels and caused a massive impact as Euros were sold for dollars. Through most of the year, the European Central Bank remained calm about the decline, looking to the comparative advantage that accrued from the lower currency versus the dollar. However, concern mounted as the lower currency, combined with the high oil price, began to put pressure on inflation. In addition, there was intervention to support the Euro in late September.
What  was  your  investment  strategy  during  the  period?
We invested in quality companies with sound earnings streams, but that did not insulate us from the increased level of volatility in the market. At times like this, developing a medium-term strategy for investment - and sticking to it - is critical. Having already reduced the Portfolio's exposure to telecom companies, we implemented a modest switch from Europe into Japan, bringing that exposure closer to the Index weight and taking advantage of the weak prices experienced during the quarter. Our intention is to build up Japanese exposure further now that the economy is recovering. During the past year, Portfolio exposure to emerging markets concentrated on Latin America, the best performing region

Portfolio  Statistics

Country  Allocation
                                           % of Equity Securities
                                                  9/30/00             9/30/99
Argentina                                               -                1.0%
Australia                                             1.5%               1.6%
Belgium                                               1.2%                 --
Brazil                                                5.7%               2.0%
Costa  Rica                                             -                0.1%
Denmark                                               1.4%               1.4%
Finland                                               1.6%                  -
France                                                9.4%              11.8%
Germany                                               6.0%               7.7%
Hong  Kong                                            2.3%               1.0%
Ireland                                               2.2%               2.0%
Italy                                                 6.9%               6.3%
Japan                                                29.3%              31.2%
Mexico                                                2.9%               2.2%
Netherlands                                           5.9%               8.3%
New  Zealand                                          0.4%               1.2%
Norway                                                3.5%               1.3%
Singapore                                             1.6%               1.3%
South  Africa                                         0.1%               1.1%
Spain                                                 4.2%               1.8%
Sweden                                                0.8%               1.9%
Switzerland                                           1.9%               2.1%
U.K.                                                  9.4%              12.1%
U.S.                                                  1.8%               0.6%
                                                      100%               100%

Portfolio  Statistics
September  30,  2000

Portfolio  Characteristics
(Equity  Holdings,  excluding   Special  Equities)

                                            International                MSCI
                                                   Equity                EAFE
                                                     Fund               index
Number  of  Stocks                                     69                 923
Median  Market
Capitalization  ($bil)                              17.24                 N/A
(by  portfolio  weight)
Price/Earnings
Ratio                                               29.39               29.24

Yield                                                1.53%              1.73%
(return on capital investment)


Volatility  Measure
                                            International                MSCI
                                                   Equity                EAFE
                                                     Fund               index
Beta1                                                1.04                0.98
1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1 The higher the beta, the higher the risk and potential reward.













Source:  Vestek,  Inc.

on a relative basis, and we avoided some of the telephone companies that suffered severe corrections during the quarter.
What  is  your  outlook  for  the  next  12  months?
After a buoyant end to 1999, 2000 has been a year of substantial adjustment in the international markets. Many of the fundamental variables have been stacked against strong performance. There are signs, however, that some of these are beginning to turn. With agreement from the OPEC countries to lift production the price of oil has been reduced. This will ease pressure on costs and earnings while stability of the Euro will help to re-establish confidence in Europe. Intervention has had an initial impact on the currency but it will take time to gauge whether a reversal to the weak trend can be achieved. What is clear is that the interest rate outlook has improved so the focus of investors is likely to remain on earnings. With a lot of "bad news" in share prices, the probability of a rebound has become more likely as has the attractiveness of buying at these levels.
October  30,  2000

Report  of  Independent  Public  Accountants

To the Board of Directors of Calvert World Values Fund, Inc. and Shareholders of International Equity Fund:

We have audited the accompanying statement of net assets of International Equity Fund, (one of the portfolios comprising The Calvert World Values Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended
September 30, 1999 and the financial highlights for each of the four years in the period ended September 30, 1999 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Equity Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
November  15,  2000

Schedule  Of  Investments
September  30,  2000

Equity  Securities  -  81.6%                       Shares               Value
Australia  -  1.2%
National  Australia  Bank,  Ltd.  *               137,000          $1,893,123
Qantas  Airways,  Ltd.                            675,000           1,300,728
                                                                    3,193,851

Belgium  -  1.0%
Fortis,  Inc.                                      85,713           2,639,847

Brazil  -  4.7%
Telenorte  Leste  Participacoes  (ADR)            368,840           8,432,640
Unibanco  -  Uniao  De  Bancos  Brasileiros       120,000           3,960,000
                                                                   12,392,640

Denmark  -  1.1%
Novo-Nordisk  As  B                                13,648           3,029,908

Finland  -  1.3%
Nokia  OY  -  AB                                   59,048           2,396,273
Sonera  OYJ                                        42,818           1,089,803
                                                                    3,486,076

France  -  7.7%
Banque  National  de  Paris  *                     39,813           3,514,955
Cap  Gemini  Ernst  &  Young  Group                28,814           5,423,910
Compagnie  Financiere  Alcatel                     31,412           2,012,625
Legrand                                            15,751           2,589,109
Pinault-Printemps                                  15,000           2,644,621
Vivendi                                            56,437           4,199,575
                                                                   20,384,795

Germany  -  4.9%
ADVA  AG  Optical  Networking,  Inc.*              15,371           1,460,293
Dresdner  Bank  AG                                 73,953           3,253,419
Linde  AG                                          64,582           2,587,179
Marschollek  Lauten  AG                            38,288           5,752,292
                                                                   13,053,183

Hong  Kong  -  1.9%
Sun  Hung  Kai  Properties,  Ltd.                 283,000           2,667,928
Swire  Pacific,  Ltd.                             386,000           2,406,157
                                                                    5,074,085

Ireland  -  1.8%
Allied  Irish  Banks  plc                         436,630           4,769,374

Equity  Securities  -  Cont'd                      Shares               Value
Italy  -  5.7%
Riunione  Adriatica  di  Sicurta  S.p.A.          289,360          $3,810,255
Telecom  Italia                                   795,700           4,345,774
Telecom  Italia  Mobile                           846,491           6,852,470
                                                                   15,008,499

Japan  -  23.9%
Amada  Co.,  Ltd.                                 380,000           3,153,600
Canon  Sales  Co.,  Inc.                          186,000           3,026,844
Fuji  Machine  Mfg.,  Co.                          69,000           2,463,257
Fuji  Photo  Film  Co.,  Ltd.                     118,000           3,960,870
Fujitsu,  Ltd.                                    156,000           3,630,766
Kyocera  Corp.                                     29,000           4,436,923
Matsushita Communication Industrial Co., Ltd.      26,000           3,522,277
Murata  Manufacturing  Co.,  Ltd.                  27,000           3,730,354
NSK  Co.,  Ltd.                                   385,000           2,745,283
NTT  Mobile  Communications  Network,  Inc.           134           3,851,824
Omron  Corp.                                      158,000           4,168,112
Secom  Co.,  Ltd.                                  58,000           4,028,930
Sony  Corp.                                        34,000           3,455,329
Sumitomo  Bank,  Ltd.                             318,000           4,039,687
T.D.K.  Corp.                                      36,000           3,938,059
West  Japan  Railway  Co.                           1,151           5,325,690
Yamanouchi  Pharmaceutical  Co.,  Ltd.             82,000           3,953,823
                                                                   63,431,628

Mexico  -  2.4%
Grupo  Industrial  Durango,  (ADR)  *              55,559             402,802
Telefonos  de  Mexico,  (ADR)                     110,000           5,850,625
                                                                    6,253,427

Netherland  -  4.8%
Aegon  NV                                          85,053           3,213,328
Elsevier  NV                                      413,943           4,645,940
Philips  Electronics  NV                           77,702           3,348,993
Vedior  NV  *                                     113,593           1,656,399
                                                                   12,864,660

New  Zealand  -  0.3%
Telecom Corporation of New Zealand, Ltd.          360,000             898,134

Norway  -  2.8%
Tomra  Systems  ASA                               228,866           7,530,478

Singapore  -  1.3%
City  Developments                                473,000           2,311,761
Overseas-Chinese  Banking  Corp.,  Ltd.           189,000           1,195,412
                                                                    3,507,173

South  Africa  -  0.1%
Community  Growth  Fund                           815,755             258,417

Equity  Securities  -  Cont'd                      Shares               Value
Spain  -  3.5%
Bilbao  -  Vizcaya  International  Fund           253,671        $  3,837,991
Gas  Natural  SDG,  S.A.                          139,722           2,332,524
Telefonica,  S.A.                                 151,263           3,001,086
                                                                    9,171,601

Sweden  -  0.6%
SKF  Series  B                                    127,806           1,661,545

Switzerland  -  1.5%
Zurich  Allied  AG                                  8,709           4,032,388

United  Kingdom  -  7.7%
Autonomy  Corp.  plc*                              53,820           3,013,920
Bellway  plc                                       56,440             208,673
Cadbury  Schweppes  plc                           150,000             887,340
CGNU  plc*                                        143,808           2,041,706
Energis  plc*                                     150,000           1,060,372
Firstgroup  plc                                   187,500             604,500
Johnson  Matthey  plc                             285,400           3,988,639
Mayflower  Corp.  plc                             209,200             266,072
Northern  Rock  plc                               100,000             584,166
Pearson  plc                                      101,818           2,829,374
Quadrant  Healthcare  plc  *                      200,000              84,297
Smithkline  Beecham  plc                          246,700           3,380,287
Vodafone  Group  plc*                             402,500           1,503,025
                                                                   20,452,371

United  States  -  1.4%
Calypte Biomedical Corp., Series E (Preferred) # * 50,000             114,063
Northern Power Systems, Series C (Preferred) #  * 160,000             200,000
Powerspan  Corp.  #  *                             40,000             200,000
Pro  Fund  International  #  *                      2,501               2,501
ProFund  Internacional  (Preferred)  #  *         247,499             247,499
Proton Energy Systems, Inc., Series A (Preferred#  *
                                                  227,273             795,456
Proton Energy Systems, Inc., Series B (Preferred) #  *
                                                   60,183             210,641
Proton Energy Systems, Inc., Series C (Preferred) #  *
                                                  130,875             458,062
R. F. Technology, Inc., Series A (Preferred) #  *  38,460             249,990
SEAF Central & Eastern European Growth Fund # *   200,000             200,000
SMARTTHINKING,  Inc.  #  *                        424,016             250,000
Soluz,  Inc.  #  *                                 10,250             102,500
Soluz,  Inc.,  Warrants  Exp  6/1/04  #  *          3,125                   -
Terra  Capital  Investments,  Inc.  #  *          129,800              98,963
Wellspring International, Inc. Series A (Preferred) #  *
                                                  129,032             200,038
Zero Emissions Tech, Inc., Series A (Preferred) #  *
                                                   90,909             454,545
                                                                    3,784,258

     Total Equity Securities (Cost $174,160,266)                  216,878,338
                                               Principal
Corporate  Notes  -  0.1%                         Amount
Mayer Laboratories, Inc., 6.00%, 12/31/01(Convertible Note) #
                                                 $150,000            $150,000
Soluz  Dominicana,  Inc.,  9.00%,  8/9/02  #      150,000             110,000

     Total Corporate Notes (Cost $260,000)                            260,000

                                               Principal
High  Social  Impact  Investments  -  1.3%        Amount                Value
Accion International Corp., 4.00%, 9/30/04 #     $100,000             $99,941
Calvert Foundation Community Investment Note, 3.00%, 7/1/01 #
                                                  910,000             863,381
Catholic  Relief  Services,  4.50%,  9/30/03  #   250,000             249,853
Ecumenical Development  Corp., 4.00%, 12/31/02 #  150,000             146,633
Enterprise Loan Fund, 4.00%, 1/12/01 #            100,000              98,002
Foundation For International Community Assistance, 3.50%, 4/30/01 #
                                                  150,000             144,300
Freedom  From  Hunger, 4.50%, 6/28/04 #           100,000              95,698
Greater New Haven Community Loan Fund, 4.50%,10/31/00  #
                                                   75,000              74,487
Impact  Seven,  Inc., 4.50%, 9/30/01 #            300,000             299,835
Latin American Challenge Investment Fund, 4.00%, 9/30/02 #
                                                  200,000             199,882
Mennonite  Economic  Development  Association, 4.00%, 3/31/01 #
                                                  200,000             192,852
New Mexico Community Loan Fund, 4.00%, 7/15/01 #  200,000             190,786
Program for Appropriate Technology and Health, 4.00%, 3/31/03 #
                                                  300,000             289,278
Shared  Interest,  3.00%,  9/30/02  #             150,000             149,901
Societe  D'Investissement  et  de  Developpement  International,
     4.00%,  12/31/00  #                          250,000             245,192

   Total High Impact Social Investment (Cost $3,435,000)            3,340,021

Taxable  Variable  Rate  Demand  Notes  -  1.9%
Pensacola  POB,  Inc.,  6.20%,  10/1/15         5,100,000           5,100,000

    Total Taxable Variable Rate Demand Notes (Cost $5,100,000)      5,100,000

Certificates  Of  Deposit  -  0.2%
Banco  Solidario  Co.,  8.47%,  9/30/01  #         53,819              53,491
Self  Help  Credit  Union,  6.30%,  2/23/01  #    200,000             200,000
South  Shore  Bank,  6.30%,  2/8/01  #            200,000             199,129

          Total Certificates of Deposit (Cost $453,819)               452,620

              TOTAL INVESTMENTS (Cost $183,409,085 ) - 85.1%      226,030,979
               Other assets and liabilities, net - 14.9%           39,582,694
               Net  Assets  -  100%                              $265,613,673


                                        Underlying     Unrealized
               # of     Expiration Face Amount     Appreciation     Initial
Futures      Contracts      Date     at  Value     (Depreciation)     Margin
Purchased:
  DJ EURO STXX
   50 P Index      250     12/00    $10,952,223        $18,522      $551,249
  FTSE EUROTOP
   100 Index       150     12/00     14,045,782         50,222       773,325

Abbreviations:
ADR:  American  Depository  Receipt

*  Non-income  producing.
#  This  security  was  valued  by  the  Board  of  Directors.  See  Note  A.
  Restricted  securities  represents  3.0%  of  net  assets  of  the  Fund.

See  notes  to  financial  statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES
SEPTEMBER  30,  2000

ASSETS                                                                  VALUE
Investments in securities, at value - see accompanying schedule  $226,030,979
Cash                                                                3,919,974
Receivable  for  securities  sold                                  29,978,642
Receivable  for  foreign  currency  sold                            9,513,287
Receivable  for  shares  sold                                       7,855,335
Dividends  and  interest  receivable                                  536,619
Dividend  reclaim  receivable                                         220,793
Other  assets                                                          85,987
     Total  assets                                                278,141,616

LIABILITIES
Payable  for  foreign  currency  purchased                          9,535,506
Payable  for  shares  redeemed                                      2,428,278
Payable  to  Calvert  Asset  Management,  Inc.                        238,234
Payable  to  Calvert  Administrative  Service  Company                 74,462
Payable  to  Calvert  Shareholder  Services,  Inc.                     11,368
Payable  to  Calvert  Distributors,  Inc.                              62,519
Accrued  expenses  and  other  liabilities                            177,576
     Total  liabilities                                            12,527,943
     Net  Assets                                                 $265,613,673

NET  ASSETS  CONSIST  OF:
Paid-in  capital  applicable  to  the  following  shares  of  common  stock with
     250,000,000  shares  of  $0.01  par  value  share  authorized  for
     Classes  A,  B,  C  and  I  combined:
          Class A : 10,964,187 shares outstanding                $181,864,963
          Class B : 263,072  shares  outstanding                    5,748,850
          Class C : 551,245 shares  outstanding                    10,208,321
          Class I : 459,157  shares  outstanding                   10,624,510
Undistributed  net  investment  income  (loss)                      (274,591)
Accumulated  net  realized  gain  (loss)  on  investments
     and  foreign  currencies                                      14,597,194
Net  unrealized  appreciation  (depreciation)  on  investments
     and  assets and liabilities in foreign currencies             42,844,426
          Net  Assets                                            $265,613,673

NET  ASSET  VALUE  PER  SHARE
Class  A  (based  on  net  assets  of  $238,644,838)                   $21.77
Class  B  (based  on  net  assets  of  $5,576,966)                     $21.20
Class  C  (based  on  net  assets  of  $11,277,605)                    $20.46
Class  I  (based  on  net  assets  of  $10,114,264)                    $22.03


See  notes  to  financial  statements.

Statement  of  Operations
Year  Ended  September  30,  2000

Net  Investment  Income
Investment  Income:
  Dividend income (net of foreign taxes withheld of $501,875)      $3,486,684
     Interest  income                                                 909,466
          Total  investment  income                                 4,396,150

Expenses:
     Investment  advisory  fee                                      2,055,158
     Transfer  agency  fees  and  expenses                            616,506
     Distribution  Plan  expenses:
          Class  A                                                    626,557
          Class  B                                                     47,825
          Class  C                                                    113,732
     Directors'  fees  and  expenses                                   42,448
     Administrative  fees                                             972,427
     Custodian  fees                                                  392,561
     Registration  fees                                                61,937
     Reports  to  shareholders                                         97,376
     Professional  fees                                                26,089
     Miscellaneous                                                     36,803
          Total  expenses                                           5,089,419
          Reimbursement  from  Advisor:
               Class  I                                              (12,155)
          Fees  paid  indirectly                                    (206,055)
               Net  expenses                                        4,871,209

                    Net  Investment  Income  (Loss)                 (475,059)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)  on:
     Investments                                                   20,307,343
     Foreign  currency  transactions                                (352,794)
     Futures                                                        (248,358)
                                                                   19,706,191

Change  in  unrealized  appreciation  or  (depreciation)  on:
     Investments  and  foreign  currencies                        (9,927,763)
     Assets  and  liabilities denominated in foreign currencies       136,922
     Futures                                                           70,939
                                                                  (9,719,902)

               Net  Realized  and  Unrealized  Gain
               (Loss)                                               9,986,289

               Increase  (Decrease)  in  Net  Assets
               Resulting  From  Operations                         $9,511,230


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                         Year Ended                Year Ended
                                      September 30,             September 30,
Increase  (Decrease)  in  Net  Assets      2000                      1999
Operations:
     Net  investment  income  (loss)       ($475,059)                ($2,348)
     Net  realized  gain  (loss)          19,706,191                8,165,911
     Change in unrealized appreciation or (depreciation)
                                          (9,719,902)              47,554,979

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations      9,511,230               55,718,542

Distributions  to  shareholders  from
     Net  investment  income:
          Class  A  Shares                         -                (743,656)
     Net  realized  gain:
          Class  A  Shares               (10,049,953)            (16,205,133)
          Class  B  Shares                  (159,824)               (110,135)
          Class  C  Shares                  (453,617)               (710,924)
          Class  I  Shares                  (143,171)                       -
     Total  distributions                (10,806,565)            (17,769,848)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares               268,717,305              109,618,536
          Class  B  Shares                 3,224,514                2,196,322
          Class  C  Shares                 4,948,433                1,906,038
          Class  I  Shares                11,029,490                2,910,264
     Reinvestment  of  distributions:
          Class  A  Shares                 9,181,315               15,533,502
          Class  B  Shares                   143,029                   97,140
          Class  C  Shares                   426,908                  671,801
          Class  I  Shares                    63,006                        -
     Shares  redeemed:
          Class  A  Shares              (270,916,943)           (124,838,113)
          Class  B  Shares                  (643,452)               (282,393)
          Class  C  Shares                (3,554,278)             (2,236,036)
          Class  I  Shares                (3,141,060)               (208,990)
     Total capital share transactions     19,478,267                5,368,071

Total Increase (Decrease) in Net Assets   18,182,932               43,316,765


Net  Assets
Beginning  of  year                      247,430,741              204,113,976
End  of  year  (including  undistributed  net  investment
     income (loss) of ($274,591) and $0, respectively)
                                        $265,613,673             $247,430,741







See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                         Year Ended                Year Ended
                                       September 30,            September 30,
Capital  Share  Activity                    2000                      1999
Shares  sold:
     Class  A  Shares                     11,397,966                5,267,611
     Class  B  Shares                        139,874                  106,178
     Class  C  Shares                        225,156                   96,208
     Class  I  Shares                        456,443                  146,520
Reinvestment  of  distributions:
     Class  A  Shares                        376,742                  777,387
     Class  B  Shares                          5,977                    4,884
     Class  C  Shares                         18,505                   35,100
     Class  I  Shares                          2,568                        -
Shares  redeemed:
     Class  A  Shares                    (11,386,903)             (5,978,314)
     Class  B  Shares                        (28,059)                (13,370)
     Class  C  Shares                       (162,177)               (112,670)
     Class  I  Shares                       (136,515)                 (9,859)
Total  capital  share  activity              909,577                  319,675

See  notes  to  financial  statements.

Notes  to  Financial  Statements
Note  A  -  Significant  Accounting  Policies
General: The Calvert World Values International Equity Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
At September 30, 2000, $7,836,899, or 3.0% of net assets, were valued by the Board of Directors.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value.
Risks of futures contracts arise from the possible illiquidity of the futures Markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Foreign Currency Transactions: The Fund's accounting records are maintained in
U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions From net realized capital gains, if any, are paid at least annually Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .75% on the first $250 million, .725% on the next $250 million and .675% on the excess of $500 million. The Advisor contractually reimbursed the Fund for expenses of $12,155 for the year ended September 30, 2000.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.0% and 1.0% annually of average daily net assets of each Class A, Class B and Class C shares, respectively. Class I shares do not have Distribution Plan expenses.
The Distributor received $104,321 as its portion of commissions charged on sales of the Fund's shares for the year ended September 30, 2000.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $149,178 for the year ended September 30, 2000. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .35% for Class A, Class B and Class C shares and .15% for Class I shares, based on their average daily net assets.
The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission a "no-action" letter permitting the Fund to make investments in these notes under certain conditions, such conditions of which are being met. The CSI Foundation provided certain administrative services to the Fund. These services included a due diligence review for each potential organization which is being considered for a high social impact investment ("HSI investment"). The services also included an annual review thereafter, investment monitoring, quarterly reporting to the Fund Board, notification of any event of information that may affect the value of an investment, and other incidental services. For providing such services, the CSI Foundation received an annual fee, paid quarterly of 1.00% of the Fund's average daily net assets invested in HSI investments. As of July 1, 2000, the Fund no longer pays any fees to the CSI Foundation.
Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Director's fees are allocated to each of the funds in the series served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were $190,974,249 and $219,581,281, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $42,621,894, of which $50,999,081 related to appreciated securities and $8,377,187 related to depreciated securities.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Tax  Information  (Unaudited)
The Fund designates $1,006,565 as 20% capital gain dividends paid during the taxable year ended September 30, 2000.

Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  A  Shares                           2000                     1999
Net  asset  value,  beginning                 $21.89                   $18.57
Income  from  investment  operations
     Net  investment  income  (loss)            (.03)                     .01
     Net realized and unrealized gain (loss)     .87                     4.94
          Total  from  investment  operations    .84                     4.95
Distributions  from
     Net  investment  income                       -                    (.07)
     Net  realized  gains                       (.96)                  (1.56)
          Total  distributions                  (.96)                  (1.64)
Total increase (decrease) in net asset value    (.12)                    3.32
Net  asset  value,  ending                    $21.77                   $21.89

Total  return*                                  3.36%                  27.53%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)            (.15%)                   .04%
     Total  expenses                            1.81%                   1.87%
     Expenses  before  offsets                  1.81%                   1.87%
     Net  expenses                              1.73%                   1.83%
Portfolio  turnover                               76%                     82%
Net  assets,  ending  (in  thousands)       $238,646                 $231,516


          Years Ended
                  September 30,           September 30,         September 30,
Class  A  Shares     1998                     1997                  1996
Net asset value, beginning
                         $22.06                  $18.62                $17.62
Income  from  investment  operations
 Net investment income      .06                     .10                   .04
 Net realized and unrealized gain (loss)
                          (2.11)                   3.81                  1.53
 Total from investment operations
                    .     (2.05)                   3.91                  1.57
Distributions  from
  Net investment income    (.06)                   (.05)                (.13)
     Net realized gains   (1.38)                   (.42)                (.44)
     Total distributions  (1.44)                   (.47)                (.57)
Total increase (decrease) in net asset value
                          (3.49)                   3.44                  1.00
Net asset value, ending  $18.57                  $22.06                $18.62

Total  return*            (9.29%)                 21.44%                9.22%
Ratios  to  average  net  assets:
  Net investment income (loss)
                            .27%                    .51%                 .23%
     Total  expenses       1.86%                   1.91%                1.95%
   Expenses before offsets 1.86%                   1.91%                1.95%
     Net  expenses         1.80%                   1.76%                1.81%
Portfolio  turnover          84%                     58%                  96%
Net assets, ending (in thousands)
                       $195,192                $225,169              $194,032

Financial  Highlights

                                        Periods Ended
                  September 30,           September 30,         September 30,
Class  B  Shares     2000                    1999                  1998^
Net asset value, beginning
                         $21.56                  $18.48                $21.83
Income  from  investment  operations
     Net investment income (loss)
                           (.23)                   (.15)                (.05)
     Net realized and unrealized gain (loss)
                            .83                    4.79                (3.30)
     Total from investment operations
                            .60                    4.64                (3.35)
Distributions  from:
     Net realized gains    (.96)                  (1.56)                   --
     Total distributions   (.96)                  (1.56)                   --
Total increase (decrease) in net asset value
                           (.36)                   3.08                (3.35)
Net asset value, ending  $21.20                  $21.56                $18.48

Total  return*             2.28%                  25.84%             (15.35%)
Ratios  to  average  net  assets:
  Net investment income (loss)
                          (1.29%)                 (1.20%)           (.99%)(a)
  Total expenses           3.04%                   3.62%             6.11%(a)
  Expenses before offsets  3.04%                   3.20%             3.22%(a)
     Net  expenses          2.96%                  3.16%             3.16%(a)
Portfolio  turnover           76%                    82%                  84%
Net assets, ending (in thousands)
                          $5,577                 $3,133                  $879

Financial  Highlights

                                                      Years Ended
                                          September 30,         September 30,
Class  C  Shares                              2000                   1999
Net  asset  value,  beginning                    $20.81                $17.83
Income  from  investment  operations
     Net  investment  income  (loss)               (.22)                (.17)
     Net realized and unrealized gain (loss)        .83                  4.71
          Total  from  investment  operations       .61                  4.54
Distributions  from:
     Net  realized  gains                          (.96)               (1.56)
          Total  distributions                     (.96)               (1.56)
Total increase (decrease) in net asset value       (.35)                 2.98
Net  asset  value,  ending                       $20.46                $20.81

Total  return*                                     2.41%               26.25%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)              (1.06%)              (.92%)
     Total  expenses                               2.75%                2.83%
     Expenses  before  offsets                     2.75%                2.83%
     Net  expenses                                 2.67%                2.80%
Portfolio  turnover                                  76%                  82%
Net  assets,  ending  (in  thousands)           $11,278                $9,777







                                          Years Ended
                  September 30,           September 30,         September 30,
Class  C  Shares      1998                   1997                   1996
Net asset value, beginning
                         $21.39                  $18.20                $17.28
Income  from  investment  operations
  Net investment income (loss)
                           (.13)                   (.07)                (.15)
  Net realized and unrealized gain (loss)
                          (2.05)                   3.68                  1.51
  Total from investment operations
                    .     (2.18)                   3.61                  1.36
Distributions  from
     Net realized gains   (1.38)                   (.42)                (.44)
     Total distributions  (1.38)                   (.42)                (.44)
Total increase (decrease) in net asset value
                          (3.56)                   3.19                   .92
Net asset value, ending  $17.83                  $21.39                $18.20

Total  return*           (10.22%)                 20.22%                8.07%
Ratios  to  average  net  assets:
  Net investment income (loss)
                           (.79%)                  (.42%)              (.88%)
  Total expenses           2.91%                   2.91%                3.08%
  Expenses before offsets  2.91%                   2.91%                3.08%
  Net expenses             2.85%                   2.76%                2.93%
Portfolio  turnover          84%                     58%                  96%
Net assets, ending (in thousands)
                         $8,043                  $8,799                $6,779

Financial  Highlights

                                                     Periods Ended
                                           September 30,        September 30,
Class  I  Shares                              2000                 1999#
Net  asset  value,  beginning                     $21.99               $19.91
Income  from  investment  operations
     Net  investment  income                         .16                  .15
     Net  realized  and  unrealized  gain  (loss)    .84                 1.93
          Total  from  investment  operations       1.00                 2.08
Distributions  from:
     Net  realized  gains                           (.96)                   -
          Total  distributions                      (.96)                   -
Total increase (decrease) in net asset value         .04                 2.08
Net  asset  value,  ending                        $22.03               $21.99

Total  return*                                      4.10%              10.45%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                 .90%           1.19% (a)
     Total  expenses                                1.28%           1.53% (a)
     Expenses  before  offsets                      1.12%           1.09% (a)
     Net  expenses                                  1.05%           1.05% (a)
Portfolio  turnover                                   76%                 82%
Net  assets,  ending  (in  thousands)            $10,114               $3,006
































(a)     Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^     From  April  1,  1998  inception.
#     From  March  1,  1999  inception.

This  Page  Intentionally  Left  Blank

Calvert  World  Values  International  Equity  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund






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